Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized gain (loss) on securities available for sale and reclassification adjustment, tax	$ 2,282	$ (2,139)	$ 2,209
Unrealized gain (loss) on hedging instruments and reclassification adjustment, tax	1,500	(1,501)	(4,107)
Foreign currency translation gain (loss), tax	$ (8)	$ (251)	$ (227)